Legal Proceedings	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Legal Proceedings

Note 21 – Legal Proceedings

Michael Pratter

On November 3, 2016, Michael S. Pratter commenced an action in the Eighth Judicial District Court, Clark County, Nevada, against Players Network, Green Leaf Farms Holdings, and our Chief Executive Officer. In his complaint, Pratter asserts several causes of action, including for breach of contract and fraud, relating to his claim that he provided consulting services to us for which he was not fully paid. We are defending ourselves vigorously in this matter and believe that Pratter’s claims are without merit, and that in fact we over-paid Pratter. In November 2017 we filed a Counterclaim against Mr. Pratter in this proceeding in which we asserted ten causes of action, which relate in part to Mr. Pratter’s representations that he would provide us with legal services when in fact he was not licensed to practice law in the State of Nevada and had been disbarred by the California State Bar. Among other relief, our Counterclaim seeks disgorgement of all amounts paid to Mr. Pratter during his engagement by us, including the return of 1.5 million shares of our Common Stock we had issued to him. Previously, in August 2017, following our motion and our posting of treasury shares with the Clerk of the Court as security, the Court approved our application for a temporary restraining order and preliminary injunction under which Mr. Pratter is prohibited from transferring the 1.5 million shares of Common Stock we had issued to him, until further order of the Court.

LG Capital Funding

We are a defendant in case pending in the Supreme Court of the State of New York, Kings County, that was commenced by LG Capital Funding LLC, in February 2015, in which LG Capital asserts that we are in default of our obligations to honor its conversion rights under a $35,000 promissory note, due to a typographical error in the note. LG Capital seeks declaratory relief as to conversion formula under the promissory note and monetary damages in the amount of principal and accrued interest under the promissory note. This case is currently in the preliminary discovery stages. We believe LG Funding’s claims are without merit.